TAXES ON INCOME (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Domestic (Curacao)	$ (875)	$ (745)	$ (236)
Foreign	13,278	12,983	5,964
Income before taxes on income	$ 12,403	$ 12,238	$ 5,728